SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)						12 Months Ended
	Feb. 02, 2022	Feb. 01, 2022	Jan. 28, 2022	Dec. 09, 2020	Sep. 25, 2020	Dec. 31, 2020	Jan. 21, 2022	Jan. 03, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)						$ 0.0001			$ 0.0001
Debt Conversion, Converted Instrument, Shares Issued				5,800,000		94,266
Debt conversion, converted instrument, shares issued (in shares)				5,800,000		94,266
Crowdex Convertible Note
Subsequent Event [Line Items]
Aggregate principal amount of notes outstanding					$ 250,000
Debt Conversion, Converted Instrument, Shares Issued					545,041
Debt conversion, converted instrument, shares issued (in shares)					545,041
Aggregate principal amount issued					$ 250,000
Subsequent Event
Subsequent Event [Line Items]
Reverse stock split of common stock			1:5,000 reverse stock split
Common stock, par value (in dollars per share)			$ 0.0001
Subsequent Event | B D I Convertible Notes
Subsequent Event [Line Items]
Convertible Notes Payable							$ 1,000,000
Aggregate principal amount of notes outstanding		$ 7,900,000
Debt Conversion, Converted Instrument, Shares Issued		15,800,000
Debt conversion, converted instrument, shares issued (in shares)		15,800,000
Aggregate principal amount issued		$ 7,900,000
Subsequent Event | Crowdex Convertible Note | Series1 A Preferred Stock
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		2,600,000
Number of preferred stock converted		1,300
Debt conversion, converted instrument, shares issued (in shares)		2,600,000
Subsequent Event | Tube Solar Convertible Note | Series1 A Preferred Stock
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		4,800,000
Number of preferred stock converted		2,400
Debt conversion, converted instrument, shares issued (in shares)		4,800,000
Subsequent Event | Nanyang Convertible Note
Subsequent Event [Line Items]
Aggregate principal amount of notes outstanding	$ 600,000
Debt Conversion, Converted Instrument, Shares Issued	1,200,000
Debt conversion, converted instrument, shares issued (in shares)	1,200,000
Aggregate principal amount issued	$ 600,000
Subsequent Event | Fleur Convertible Note
Subsequent Event [Line Items]
Aggregate principal amount of notes outstanding	$ 700,000
Debt Conversion, Converted Instrument, Shares Issued	1,400,000
Debt conversion, converted instrument, shares issued (in shares)	1,400,000
Aggregate principal amount issued	$ 700,000
Subsequent Event | Fleur Capital Pte Ltd [Member] | B D I Convertible Notes
Subsequent Event [Line Items]
Convertible Notes Payable								$ 1,000,000